WCM Focused International Opportunities Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 92.1%
	ARGENTINA — 2.0%
1,490	Globant S.A.*	$380,218
	BRAZIL — 3.7%
112,000	Hapvida Participacoes e Investimentos S.A.	267,023
330,600	Magazine Luiza S.A.	435,811
		702,834
	CANADA — 1.8%
200	Constellation Software, Inc.	344,454
	CHINA — 9.1%
56,650	China Mengniu Dairy Co., Ltd.*	334,834
97,400	Kingdee International Software Group Co., Ltd.*	223,175
54,500	Li Ning Co., Ltd.	531,808
10,200	PharmaBlock Sciences Nanjing, Inc. - Class A	139,710
27,900	Shenzhou International Group Holdings Ltd.	517,680
		1,747,207
	CYPRUS — 1.2%
3,140	TCS Group Holding PLC - GDR	226,585
	FRANCE — 2.1%
1,080	Teleperformance	406,723
	GERMANY — 5.9%
1,760	Carl Zeiss Meditec A.G.	283,049
2,340	HelloFresh S.E.*	155,801
1,440	MTU Aero Engines A.G.	306,422
3,550	Puma S.E.	379,688
		1,124,960
	HONG KONG — 2.0%
23,850	Techtronic Industries Co., Ltd.	393,525
	INDIA — 1.6%
5,680	Divi's Laboratories Ltd.	308,435
	IRELAND — 8.3%
2,130	Flutter Entertainment PLC*	324,534
1,190	ICON PLC*	316,207
4,050	Ryanair Holdings PLC - ADR*	452,061

WCM Focused International Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	IRELAND (Continued)
2,260	STERIS PLC	$507,144
		1,599,946
	ISRAEL — 1.1%
2,400	Fiverr International Ltd.*	204,744
	ITALY — 6.8%
8,000	Amplifon S.p.A.	340,054
7,520	Moncler S.p.A.	482,639
28,100	Stevanato Group S.p.A.*	488,097
		1,310,790
	JAPAN — 12.2%
1,223	BayCurrent Consulting, Inc.	464,152
4,900	Freee KK*	193,706
4,028	GMO Payment Gateway, Inc.	353,464
10,700	Kobe Bussan Co., Ltd.	333,085
1,952	Lasertec Corp.	437,907
6,300	Mercari, Inc.*	237,924
9,800	MonotaRO Co., Ltd.	161,022
9,800	Nihon M&A Center Holdings, Inc.	154,283
		2,335,543
	NETHERLANDS — 7.7%
1,290	ASM International N.V.	443,226
4,920	BE Semiconductor Industries N.V.	412,541
2,650	Elastic N.V.*	247,113
2,130	IMCD N.V.	366,409
		1,469,289
	NEW ZEALAND — 1.4%
14,630	Fisher & Paykel Healthcare Corp. Ltd.	269,163
	NORWAY — 2.6%
182,000	AutoStore Holdings Ltd.*	510,558
	RUSSIA — 2.0%
8,060	Yandex N.V. - Class A*	387,363
	SPAIN — 1.3%
3,680	Amadeus IT Group S.A.*	253,042

WCM Focused International Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWEDEN — 6.3%
3,080	Evolution A.B.	$383,203
15,110	Lifco A.B. - B Shares	354,180
60,100	Swedish Match A.B.	465,008
		1,202,391
	SWITZERLAND — 5.8%
830	Bachem Holding A.G.	495,078
230	Straumann Holding A.G.	381,109
570	VAT Group A.G.	232,438
		1,108,625
	UNITED KINGDOM — 5.0%
8,570	Halma PLC	290,449
29,350	Howden Joinery Group PLC	323,781
1,960	Spirax-Sarco Engineering PLC	353,277
		967,507
	UNITED STATES — 2.2%
2,470	Ceridian HCM Holding, Inc.*	187,275
10,550	Freshworks, Inc. - Class A*	229,463
		416,738
	TOTAL COMMON STOCKS
	(Cost $20,816,052)	17,670,640

Principal Amount
	SHORT-TERM INVESTMENTS — 7.3%
$1,396,576	UMB Bank Demand Deposit, 0.01%[1]	1,396,576
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,396,576)	1,396,576
	TOTAL INVESTMENTS — 99.4%
	(Cost $22,212,628)	19,067,216
	Other Assets in Excess of Liabilities — 0.6%	107,271
	TOTAL NET ASSETS — 100.0%	$19,174,487

ADR – American Depository Receipt
GDR – Global Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.